Note 13 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revolving Credit Facility	$ 977,110	$ 930,042
Senior Notes	518,982	506,533
Present value of finance lease liabilities	5,710	1,480
Other long-term debt maturing at various dates through 2028	837	1,044
Long-term debt	1,502,639	1,439,099
Less: current portion	1,796	1,360
Long-term debt - non-current	$ 1,500,843	$ 1,437,739